Schedule of Equipment (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 920,571	$ 603,972	$ 509,279
Less accumulated depreciation	(326,983)	(207,078)	(73,552)
Equipment, net	593,588	396,894	435,727
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross	$ 920,571	$ 603,972	$ 509,279